Financial Risk Management - Summary of Financial Instruments Foreign Currencies (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	₩ 82,317,697	₩ 82,197,641
Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	9,700,963	10,339,493
Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	8,767,472	8,318,948
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	479,224	833,886
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	171,343	310,193
Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	45,492,043	45,774,874
Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	8,087,521	8,332,181
Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	4,854,759	5,345,732
Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	4,764,372	2,942,334
Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	78,278,657	78,211,859
Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,123,670	1,143,413
Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	992,217	1,272,689
Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	157,932	161,987
Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	36,113,227	36,365,426
Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	21,131,182	23,903,226
Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	12,380,908	10,824,764
Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	6,379,521	4,540,354
USD | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	59,134,395	60,093,164
USD | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	6,651,597	6,353,315
USD | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	7,594,682	7,323,969
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	399,244	636,456
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	166,801	274,662
USD | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	32,119,823	32,980,619
USD | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	6,076,271	6,521,435
USD | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2,730,263	4,196,436
USD | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,395,714	1,806,272
USD | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	56,872,553	58,916,916
USD | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,123,670	1,143,413
USD | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	735,627	893,781
USD | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	154,120	161,785
USD | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	25,777,256	25,706,363
USD | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	15,895,866	19,700,038
USD | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	8,412,413	7,771,068
USD | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	4,773,601	3,540,468
JPY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,468,266	1,440,836
JPY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	579,744	461,826
JPY | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2,320	2,443
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	374	159
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	785,006	683,705
JPY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
JPY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	100,822	292,703
JPY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,603,412	2,073,496
JPY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	4,566	9,016
JPY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,763,971	1,339,119
JPY | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	743,356	458,856
JPY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
JPY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	91,519	266,505
EUR | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	4,367,720	4,473,393
EUR | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	363,520	456,888
EUR | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	699,951	595,384
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	22,395	10,412
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	225	382
EUR | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	2,866,108	2,813,855
EUR | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	288,852	236,352
EUR | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	41,406	0
EUR | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	85,263	360,120
EUR | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	6,614,155	4,187,606
EUR | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
EUR | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	45,359	81,119
EUR | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,246	0
EUR | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,822,443	1,429,567
EUR | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	944,944	446,968
EUR | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,959,534	2,041,517
EUR | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	840,629	188,435
GBP | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,397,081	981,226
GBP | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	52,992	97,502
GBP | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	119,801	59,263
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	4,012	10
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	4	0
GBP | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	979,163	755,912
GBP | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	4,591	5,677
GBP | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	199,589	37,816
GBP | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	36,929	25,046
GBP | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,084,903	964,541
GBP | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
GBP | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	108	17,072
GBP | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	252	0
GBP | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	761,371	344,824
GBP | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	314,177	588,324
GBP | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
GBP | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	8,995	14,321
CNY | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	3,262,540	3,329,915
CNY | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	408,390	645,271
CNY | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,799	7,110
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,173	19,053
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	0	0
CNY | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,648,885	1,944,500
CNY | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	654,436	556,052
CNY | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	32,579	60,013
CNY | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	515,278	97,916
CNY | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,839,846	2,717,999
CNY | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
CNY | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	11	6,868
CNY | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
CNY | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,787,865	2,307,068
CNY | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	506,248	266,727
CNY | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	36,288
CNY | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	545,722	101,048
Others | Financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	12,687,695	11,879,107
Others | Cash and due from financial institutions
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,644,720	2,324,691
Others | Financial assets at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	348,919	330,779
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	52,026	167,796
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	4,313	35,149
Others | Loans measured at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	7,093,058	6,596,283
Others | Financial assets at fair value through other comprehensive income
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,063,371	1,012,665
Others | Financial assets at amortized cost
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	1,850,922	1,051,467
Others | Other financial assets
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial assets	630,366	360,277
Others | Financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	8,263,788	9,351,301
Others | Financial liabilities at fair value through profit or loss
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	0	0
Others | Derivatives held for trading
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	206,546	264,833
Others | Derivatives held for hedging
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,314	202
Others | Deposits
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	4,200,321	5,238,485
Others | Borrowings
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	2,726,591	2,442,313
Others | Debentures
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	1,008,961	975,891
Others | Other financial liabilities
Schedule Of Differences Between Reported Amount And Reporting Currency Denominated Amount [Line Items]
Financial liabilities	₩ 119,055	₩ 429,577